OTHER EXPLANATORY INFORMATION	12 Months Ended
Dec. 31, 2021
OTHER EXPLANATORY INFORMATION
OTHER EXPLANATORY INFORMATION

Videotron Ltd. (“Videotron” or the “Corporation”) is incorporated under the laws of Québec. The Corporation is a wholly owned subsidiary of Quebecor Media Inc. (“Quebecor Media” or the “parent corporation”) and the ultimate parent corporation is Quebecor inc. Unless the context otherwise requires, Videotron or the Corporation refer to Videotron Ltd. and its subsidiaries.  The Corporation’s head office and registered office is located at 612 Saint-Jacques Street, Montreal, Québec, Canada. The percentages of voting rights and equity in its major subsidiaries are as follows:

% equity and voting
Videotron Infrastructures Inc.	100.0%
Videotron US Inc.	100.0%
Télédistribution Amos inc.	100.0%
SETTE Inc.	84.53%

The Corporation offers Internet access, television distribution, mobile and wireline telephony, business solutions and over-the-top video services in Canada.

COVID-19 pandemic

The COVID-19 pandemic has had a significant impact on the economic environment in Canada and around the world. In order to limit the spread of the virus, the Québec government has imposed a number of restrictions and special preventive measures since the beginning of this health crisis, including the suspension of some business activities. Since March 2020,  this health crisis has curtailed the operations of many of Videotron’s business partners and has led to a significant slowdown in some of the Corporation’s operating activities. Among other impacts, the restrictions and preventive measures imposed by the Québec government have caused a reduction in volume at Videotron’s retail outlets. Given the uncertainty about the future evolution of the pandemic, including any new major wave, the full impact of the health crisis cannot be determined with certainty.